INVESTMENT TRADING SECURITIES AND MARGIN LOANS (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
INVESTMENT TRADING SECURITIES AND MARGIN LOANS
Consisting of stocks			$ 0	$ 588,945
Offset margin loan			$ 0	$ 263,151
Collateralized securities annual interest, rate			7.50%	7.50%
Stocks, value		$ 0
Margin loan amount		$ 0
Cash transferred from accounts to brokerage account	$ 200,000
Collateralized securities annual interest, rate		7.50%
Margin loan interest			$ 4,617	$ 1,257
Margin loan interest		$ 0
Cash transfer to brokerage account		$ 200,000